EXCHANGEABLE NOTES (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
EXCHANGEABLE NOTES
Balance as of beginning	$ 102,999
Issuance of exchangeable notes	27,842
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	346
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	(5,842)
Foreign currency translation adjustment	508
Balance as of ending	125,853
- Non-current portion	125,853
Lightning Speed Exchangeable Notes
EXCHANGEABLE NOTES
Balance as of beginning	75,164
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	733
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	(3,246)
Foreign currency translation adjustment	305
Balance as of ending	72,956
- Non-current portion	72,956
Kingway Exchangeable Notes
EXCHANGEABLE NOTES
Balance as of beginning	27,835
Issuance of exchangeable notes	27,842
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	(387)
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	(2,596)
Foreign currency translation adjustment	203
Balance as of ending	52,897
- Non-current portion	$ 52,897